Cover Document	Mar. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001418135
Document Type	8-K/A
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33829
Entity Tax Identification Number	98-0517725
Entity Address, Address Line One	6425 Hall of Fame Lane
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	800
Local Phone Number	527-7096
Title of 12(b) Security	Common Stock
Trading Symbol	KDP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEAs previously reported, on April 1, 2026 (the “Settlement Date”), Keurig Dr Pepper Inc. (the “Company”), through its wholly owned subsidiary, Kodiak BidCo B.V. (“Kodiak BidCo”), substantially completed its previously announced offer to acquire all of the issued and outstanding ordinary shares (the “Shares”) of JDE Peet’s N.V. (“JDE Peet’s”), excluding treasury shares of JDE Peet’s, for €31.85 per share in cash, without interest. Kodiak BidCo made payment of €31.85 per Share and accepted transfer of all Shares tendered prior to or on March 27, 2026 (the “Acquisition”).This Amendment No. 1 amends the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on April 1, 2026 (the “Initial Form 8-K”) to include the historical financial statements and the unaudited pro forma financial information required by Items 9.01(a) and 9.01(b), respectively.Unaudited pro forma financial information included in this Amendment No. 1 to the Initial Form 8-K has been presented to illustrate the estimated effects of the Acquisition and is not necessarily indicative of the results of operations that the Company would have achieved had the Acquisition been completed as of the dates indicated or of the results that may be obtained in the future.Except as described above, all other information in the Initial Form 8-K remains unchanged.